                                                                   No. 333-59093
                                                                       811-08879

   As filed with the Securities and Exchange Commission on November 30, 2001

                                   Form N-1A

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Pre-Effective Amendment No. [_]


                       Post-Effective Amendment No. [8]
                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [X]

                              AMENDMENT NO.   [9]

                       (Check appropriate box or boxes)

                          SUN CAPITAL ADVISERS TRUST
            ------------------------------------------------------
              (Exact name of registrant as specified in charter)

       One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
     ---------------------------------------------------------------------
        (Address of principal executive office)               (Zip Code)

      Registrant's Telephone Number, including Area Code: (781) 237-6030
     ---------------------------------------------------------------------

                              James M.A. Anderson
                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                     Wellesley Hills, Massachusetts 02481
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

Approximate date of Proposed Public Offering: As soon as possible after this Amendment becomes effective.

                         Copies of communications to:
                          Christopher P. Harvey, Esq.
                               Hale and Dorr LLP
                                60 State Street
                               Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

     ___  immediately upon filing pursuant to paragraph (b)
     ___  on [date] pursuant to paragraph (b)
     ___  60 days after filing pursuant to paragraph (a)(1)
     ___  on [date] pursuant to paragraph (a)(1)
      X   75 days after filing pursuant to paragraph (a)(2)
     ---


If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                    Sun Capital Equity Fund(SM)
                                                       SC(SM) Alger Growth Fund
                                              SC(SM) Alger Income & Growth Fund
                                         SC(SM) Alger Small Capitalization Fund

                    The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this
                       prospectus is accurate or complete. Anyone who tells you
                                               otherwise is committing a crime.

                          To obtain a free copy of the funds' Prospectus, dated
                    January  , 2002, please contact your agent or the funds at:

                                                     Sun Capital Advisers Trust
                                                    One Sun Life Executive Park
                                                      Wellesley Hills, MA 02481
                                                 Telephone 1-800-432-1102 x1780

Sun Capital Advisers, Inc./(R)/, a member of the Sun Life Financial group of companies, serves as investment adviser to the Sun Capital Advisers Trust.

                      SUN CAPITAL ADVISERS TRUST (SM)(R)
                          Prospectus January  , 2002

--------------------------------------------------------------------------------


[LOGO] Sun Life Financial

TABLE OF CONTENTS

OVERVIEW OF FUNDS......................................................... -ii-
THE FUNDS' GOALS AND STRATEGIES...........................................    1
     Sun Capital Equity Fund..............................................    1
     SC Alger Growth Fund.................................................    3
     SC Alger Income & Growth Fund........................................    5
     SC Alger Small Capitalization Fund...................................    7

MORE ABOUT THE FUNDS' INVESTMENTS.........................................    8
THE INVESTMENT ADVISER AND SUBADVISER.....................................   10
     About the Adviser....................................................   10
     About Fred Alger Management, Inc.....................................   11
     Portfolio Managers...................................................   12

PURCHASE AND REDEMPTION INFORMATION.......................................   13
     Buying and Redeeming Shares..........................................   13
     Automatic Transactions...............................................   13
     Valuation of Shares..................................................   13
     Dividends and Distributions..........................................   13
     Taxes................................................................   14

FUND DETAILS..............................................................   14
FINANCIAL HIGHLIGHTS......................................................   14
APPENDIX A................................................................  A-1

OVERVIEW OF FUNDS


ADVISER           All of the funds are managed by Sun Capital Advisers, Inc.
                  The adviser is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc., a diversified financial services organization.

FUNDS Shares of the funds are available exclusively for variable annuity and variable life insurance products and certain qualified pension or retirement plans. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

                    Sun Capital Equity Fund   SC Alger Income & Growth Fund
                    SC Alger Growth Fund      SC Alger Small Capitalization Fund

YOU SHOULD KNOW   An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                  Corporation or any other government agency.

                  Sun Capital Advisers Trust's trustees may change a fund's investment goal without shareholder approval.

THE FUNDS' GOALS AND STRATEGIES
Equity Fund


INVESTMENT GOAL

Long-term capital growth.


 Adviser
 Sun Capital Advisers, Inc.

 Portfolio Managers
 Leo D. Saraceno, CFA
 Steven P. Wyman, CFA
 Richard R. Gable, CFA


KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in equity securities of U.S. companies.

Under normal conditions, the fund invests at least 80% of its net assets in equity securities. The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed or traded in the U.S., but does not invest more than 10% of its assets in other foreign securities. These U.S. and foreign companies in which the fund invests may be of any size.

How Investments Are Selected

The adviser uses a bottom-up, fundamental analysis approach to evaluate investments for the fund. The adviser's research includes analysis of a company's business model, its management, industry position and its financial statements.

The adviser selects securities of companies which it believes are undervalued relative to its earnings growth prospects.

The adviser seeks to invest in stocks of companies with:

 .  strong fundamentals
 .  dominant product and market share
 .  substantial and growing cash flow
 .  seasoned management
 .  greater intrinsic value than current market price, relative to industry peers

The adviser will consider selling a stock when:

 . it reaches a predetermined target price, . other opportunities appear more attractive, or . it determines the stock is overvalued based on the fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

 .  The stock market goes down.
 . The market undervalues the stocks held by the fund for longer than expected. . The stocks purchased by the fund turn out not to be undervalued.
 . An adverse event depresses the value of a particular stock or industry in which the fund invests.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

 .  are seeking to participate in the long-term growth potential of a portfolio of diversified stocks
 .  are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
 .  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal
 .  are investing for the short-term

FUND PERFORMANCE

Performance information is not provided because the fund has been in operation for less than a full calendar year.

THE FUNDS' GOALS AND STRATEGIES
Equity Fund (continued)


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

              Shareholder fees............................. None
              (fees paid directly from your investment)
              Annual fund operating expenses/1/
              (expenses that are deducted from fund assets)
               Management fees............................. 0.75%
               Rule 12b-1 distribution fees................ None
               Other expenses/2/...........................     %
                                                            -----
               Total annual fund operating expenses........     %

/1/ Because the adviser has agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:

                   Management fees.....................     %
                   Other expenses......................     %
                                                        -----
                   Total annual fund operating expenses 0.90%

/2/ Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending December 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

 . You invest $10,000 in the fund for the time periods indicated; . You redeem at the end of each period;
 . Your investment has a 5% return each year; and . The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

            One  Three
            Year Years
            ---- -----
Equity Fund  $     $

THE FUNDS' GOALS AND STRATEGIES
Alger Growth Fund



INVESTMENT GOAL

Long-term capital appreciation.


 Adviser
 Sun Capital
 Advisers, Inc.

 Subadviser
 Fred Alger Management, Inc.

 Portfolio Managers
 Dan C. Chung, CFA
 David Hyun, CFA


KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in equity securities of U.S. large capitalization companies. The fund considers a large capitalization company to be one that, at the time of purchase, has a market capitalization of $1 billion or greater.

Under normal conditions, the fund invests at least 80% of its net assets in equity securities. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

Under normal conditions, the fund may hold up to 15% of its net assets in cash and cash equivalents to take advantage of new opportunities for investment.

How Investments Are Selected

Fred Alger Management, Inc. ("Alger Management") employs an active investment strategy that focuses primarily on individual stock selection. Alger Management seeks growing companies that generally have broad product lines, markets, financial resources, and depth of management. Alger Management seeks to invest in companies that fall into one of two categories:

Companies with high unit volume growth

These companies are vital, creative companies (both established and emerging) which:

 . offer goods or services to a rapidly expanding marketplace, . offer new or improved products, or . fulfill an increased demand for an existing line.

Companies with a positive life cycle change

These companies are undergoing a major change which Alger Management expects will produce advantageous results. These changes may include new management, products or technologies, restructuring or reorganization, or merger and acquisition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

 .  The stock market goes down.
 .  A stock does not grow as fast as the rate of inflation.
 .  The markets strongly favor value stocks over growth stocks.
 . An adverse event depresses the value of a particular stock or industry in which the fund invests.

Stocks could tend to be more volatile than some other investments you could make such as bonds.

Prices of growth stocks tend to be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

 . are seeking to participate in the long-term growth potential of U.S. stocks . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
 .  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal
 .  are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund has been in operation for less than a full calendar year.

THE FUNDS' GOALS AND STRATEGIES
Alger Growth Fund (continued)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees............................. None
(fees paid directly from your investment)
Annual fund operating expenses/1/
(expenses that are deducted from fund assets)
 Management fees............................. 0.75%
 Rule 12b-1 distribution fees................  None
 Other expenses/2/...........................     %
 Total annual fund operating expenses........     %

/1/ Because the adviser has agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:

Management fees.....................     %
Other expenses......................     %
                                     -----
Total annual fund operating expenses 0.79%

/2/ Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending December 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

 . You invest $10,000 in the fund for the time periods indicated; . You redeem at the end of each period;
 . Your investment has a 5% return each year; and . The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                  One  Three
                  Year Years
                  ---- -----
Alger Growth Fund  $     $

THE FUNDS' GOALS AND STRATEGIES
Alger Income & Growth Fund



INVESTMENT GOALS

Primary: A high level of dividend income. Secondary: Capital appreciation.


 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 Fred Alger Management, Inc.

 Portfolio Managers
 Dan C. Chung, CFA
 David Hyun, CFA


KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in dividend paying equity securities, such as common or preferred stocks, with an emphasis on those which Fred Alger Management, Inc. ("Alger Management") believes also offer opportunities for capital appreciation.

Under normal conditions, the fund invests at least 80% of its net assets in equity securities. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

Under normal conditions, the fund may hold up to 15% of its net assets in cash and cash equivalents to take advantage of new opportunities for investment.

How Investments Are Selected

Alger Management employs an active investment strategy that focuses primarily on individual stock selection. Alger Management seeks growing companies that generally have broad product lines, markets, financial resources, and depth of management. Alger Management seeks to invest in companies that fall into one of two categories:

Companies with high unit volume growth

These companies are vital, creative companies (both established and emerging) which:

 . offer goods or services to a rapidly expanding marketplace, . offer new or improved products, or . fulfill an increased demand for an existing line.

Companies with a positive life cycle change

These companies are undergoing a major change which Alger Management expects will produce advantageous results. These changes may include new management, products or technologies, restructuring or reorganization, or merger or acquisition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

 .  The stock market goes down.
 .  Companies cut or fail to declare dividends due to market downturns or other reasons.
 .  A stock does not grow as fast as the rate of inflation.
 .  The markets strongly favor value stocks over growth stocks.
 . An adverse event depresses the value of a particular stock or industry in which the fund invests.

Stocks could tend to be more volatile than some other investments you could make such as bonds.

Prices of growth stocks tend to be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

 . are seeking to participate in the long-term growth potential of U.S. stocks . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
 .  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal
 .  are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund has been in operation for less than a full calendar year.

THE FUNDS' GOALS AND STRATEGIES
Alger Income & Growth Fund (continued)


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees............................. None
(fees paid directly from your investment)
Annual fund operating expenses/1/
(expenses that are deducted from fund assets)
Management fees.............................. 0.625%
Rule 12b-1 distribution fees                  None
Other expenses/2/............................   %
                                              ------
Total annual fund operating expenses.........   %

/1/ Because the adviser has agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:

Management fees.....................     %
Other expenses......................     %
                                     -----
Total annual fund operating expenses 0.70%

/2/ Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending December 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

 . You invest $10,000 in the fund for the time periods indicated; . You redeem at the end of each period;
 . Your investment has a 5% return each year; and . The fund's operating expenses remain the same.

                           One  Three
                           Year Years
                           ---- -----
Alger Income & Growth Fund  $

THE FUNDS' GOALS AND STRATEGIES
Alger Small Capitalization Fund



INVESTMENT GOAL

Long-term capital appreciation.


 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 Fred Alger Management, Inc.

 Portfolio Managers
 Jill Greenwald

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in equity securities of U.S. small capitalization companies. The fund considers a small capitalization company to be one that, at the time of purchase, has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Under normal conditions, the fund invests at least 80% of its net assets in equity securities of small capitalization companies. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

Under normal conditions, the fund may hold up to 15% of its net assets in cash and cash equivalents to take advantage of new opportunities for investment.

How Investments Are Selected

Fred Alger Management, Inc. ("Alger Management") employs an active investment strategy that focuses primarily on individual stock selection. Alger Management seeks small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Alger Management seeks to invest in companies that fall into one of two categories:

Companies with high unit volume growth

These companies are vital, creative companies (both established and emerging) which:

 . offer goods or services to a rapidly expanding marketplace, . offer new or improved products, or . fulfill an increased demand for an existing line.

Companies with a positive life cycle change

These companies are undergoing a major change which Alger Management expects will produce advantageous results. These changes may include new management, products or technologies, restructuring or reorganization, or merger and acquisition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

 .  The stock market goes down.
 .  A stock does not grow as fast as the rate of inflation.
 .  The markets strongly favor value stocks over growth stocks.
 . An adverse event depresses the value of a particular stock or industry in which the fund invests.

Stocks could tend to be more volatile than some other investments you could make such as bonds.

Prices of small capitalization and growth stocks tend to be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile.

In addition, the fund's investment in small capitalization companies is subject to the following risks:

 .  Securities of small, less well-known companies may be more volatile than those of larger companies.
 . Smaller, less seasoned companies are subject to limited product lines, inexperienced management, and limited financial resources.

THE FUNDS' GOALS AND STRATEGIES
Alger Small Capitalization Fund (continued)



WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

 . are seeking to participate in the long-term growth potential of U.S. stocks . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
 .  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal
 .  are investing for the short term

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

            Shareholder fees.................................  None
            (fees paid directly from your investment)
            Annual fund operating expenses/1/
            (expenses that are deducted from the fund assets)
             Management fees................................. 0.85%
             Rule 12b-1 distribution fees....................  None
             Other expenses/2/...............................     %
                                                              -----
            Total annual fund operating expenses.............     %

/1/ Because the adviser has agreed to limit the fund's operating expense for the current year, the fund's actual expenses are estimated to be:

                   Management fees.....................     %
                   Other expenses......................     %
                   Total annual fund operating expenses 0.90%

/2/ Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending December 31, 2001.

FUND PERFORMANCE

Performance information is not provided because the fund has been in operation for less than a full calendar year.
EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
 . You invest $10,000 in the fund for the time periods indicated; . You redeem at the end of each period;
 . Your investment has a 5% return each year; and . The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your cost would be:

                                                   One  Three
                                                   Year Years
                                                   ---- -----
                   Alger Small Capitalization Fund  $     $

MORE ABOUT THE FUNDS' INVESTMENTS


[_] All Funds


Permitted investments and additional risks Each fund invests primarily in common stocks and common stock equivalents including convertible debt securities and convertible preferred stocks. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer's common stock by exchange or purchase at a predetermined rate. Convertible debt securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

American Depositary Receipts and Foreign Securities Each fund may invest in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. Each fund may also invest in foreign issuer securities listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation.

Each of Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization Fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market. A fund's investments in foreign securities or ADRs involve greater risk than investments in securities of U.S. issuers.

Derivative contracts Each fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in securities market prices, interest rates or currencies.

Even a small investment in derivative contracts can have a large impact on a fund's interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser's (or subadviser's) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund's other portfolio holdings.

Borrowing Each fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Impact of high portfolio turnover Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization Fund may engage in active and frequent trading to achieve their principal investment strategies. Frequent trading increases transaction costs, which could detract from a fund's performance, and may have adverse tax consequences.

Defensive investing Each fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its duration, the fund may not meet its stated investment goal.

THE INVESTMENT ADVISER AND SUBADVISER


Sun Capital Advisers, Inc. is the funds' investment adviser.



Advisory Fees and Total Operating Expenses
About the Adviser. Sun Capital Advisers, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds' investment adviser. The funds are the only mutual funds managed by the adviser. The adviser is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

Sun Life Financial is a diversified financial services organization with total assets under management at December 31, 2000 of $219 billion. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the funds with investment research and portfolio management services and manages certain aspects of the funds' business affairs. In the case of each fund other than the Equity Fund, the adviser employs a subadviser. For its services, the adviser receives a fee from each fund equal on an annual basis to a percentage of the fund's average daily net assets. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

The adviser has contractually agreed, and in the case of Equity Fund, voluntarily agreed, to limit its management fee and to reimburse each fund's nonmanagement expenses for an indefinite period. The total operating expenses will be capped on an annual basis to the percentages of the fund's average daily net assets shown in the table below. To the extent that any fund's total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. The adviser may modify or eliminate the voluntary expense limit for Equity Fund at any time.

Fund                            Daily Net Assets Advisory Fee Total Operating Expenses
---------------------------------------------------------------------------------------
Equity Fund                           All           0.750%              0.90%
Alger Growth Fund                     All           0.750%              0.79%
Alger Income & Growth Fund            All           0.625%              0.70%
Alger Small Capitalization Fund       All           0.850%              0.90%

THE INVESTMENT ADVISER AND SUBADVISER





                       About Fred Alger Management, Inc.



Sun Capital Advisers Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Board of Trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

Fred Alger Management, Inc., 111 Fifth Avenue--2nd Floor, New York, NY 10003, serves as the subadviser to Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization Fund. Alger Management is independent of the adviser and discharges its responsibilities subject to the policies of the Board of Trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Alger Management is a privately held, professional money management firm. As of December 31, 2000, Alger Management managed $18.4 billion in total assets.

About the Portfolio Managers. The adviser has selected the following persons to manage the investments for the funds.


Fund                Fund           Manager Positions during past five years
                    manager(s)     since

Equity Fund         Leo D.         2001    Senior vice president, Sun Capital Advisers, Inc.,
                    Saraceno,              since 2001 and previously vice president (1998-
                    CFA                    2001). Assistant vice president, U.S. Equity, Sun Life
                                           Assurance Company of Canada, since 2001 and
                                           previously senior investment officer (1999-2001),
                                           investment officer (1997-1999) and investment
                                           officer, U.S. Private Placements (1993-1997).

                    Steven P.      2001    Senior vice president, Sun Capital Advisers, Inc.,
                    Wyman, CFA             since 2001 and previously vice president, (1998-
                                           2001). Assistant vice president, U.S. Equity, Sun Life
                                           Assurance Company of Canada, since 2001 and
                                           previously senior investment officer (2000-2001).
                                           Investment officer (1998-1999) and senior
                                           investment analyst (1997-1998). Prior to that,
                                           investment manager, Mylec Inc. (1994-1997).

                    Richard R.     2001    Vice president, Sun Capital Advisers, Inc., since
                    Gable, CFA             2001. Investment officer, U.S. Equity, Sun Life
                                           Assurance Company of Canada, since 2001 and
                                           previously senior investment analyst (2000-2001)
                                           and investment analyst (1998-2000). Prior to that,
                                           senior investment analytics specialist, Mellon Bank
                                           (1995-1998).

Alger Growth Fund   Dan C. Chung,  2001    Chief investment officer of Fred Alger Management,
Alger Income &      CFA                    Inc. since September 2001. Previously, executive
Growth Fund                                vice president and portfolio manager (2000-2001),
                                           senior vice president and senior analyst (1999-2000)
                                           and vice president and analyst (1996-1999).

                    David Hyun,    2001    Executive vice president, Fred Alger Management,
                    CFA                    Inc. since September 2001. Previously, portfolio
                                           manager, Oppenheimer Funds, June 2000 to
                                           September 2001. Prior to that, senior vice president
                                           and portfolio manager (1997-2000) and analyst,
                                           (1991-1997), Fred Alger Management, Inc.

Alger Small         Jill Greenwald 2001    Senior vice president, Fred Alger Management, Inc.
Capitalization Fund                        since November 2001. Previously, senior vice
                                           president and investment officer, J&W Seligman &
                                           Co., 1999 to November 2001. Prior to that, managing
                                           director and senior portfolio manager, Chase
                                           Manhattan Bank (1994-1999).

PURCHASE AND REDEMPTION INFORMATION


Fund shares are offered to insurance company separate accounts and qualified plans



Fund shares are offered at net asset value. Insurance company separate accounts and qualified plans do not pay a sales charge to buy fund shares.


The funds distribute capital gains and income.

Buying and Redeeming Shares. Each fund sells its shares at net asset value
(NAV) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and certain qualified pension and retirement plans for which fund shares would be held by the plan trustees ("Qualified Plans"). Qualified Plans include: qualified plans and trusts under section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), annuity plans under section 403(a) of the Code, Code section 403(b) annuities and custodial accounts, certain governmental plans, simplified employee pension plans and deferred compensation arrangements. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of a fund.

Insurance company separate accounts that accept orders from contractholders to purchase and redeem fund shares before the close of trading on the New York Stock Exchange will receive that day's NAV (which will be calculated as of the close of trading), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day's NAV.

If you are a participant in a Qualified Plan, you may not purchase or redeem shares directly from the funds. Instead, all orders to purchase or redeem shares of the funds must be made through the plan fiduciary of your Qualified Plan. Please consult with your plan fiduciary for information about how to purchase or redeem shares of the funds.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after the fund receives the redemption instructions. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by federal securities laws.

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares. Each fund offers its shares at the NAV per share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will value its foreign securities, if any, at the prior day's close with the current day's exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures approved by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares. A fund may value securities at fair value when market quotations are not available or the adviser believes that available market quotations do not accurately represent the securities' actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Each fund declares and pays dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract holder will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

                  Taxes. Shares of the funds held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable contracts are owned by the separate accounts, not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

                  Participants in qualified plans may be eligible for tax deferral or exemption on distributions a qualified plan receives from a fund and gains that arise from a qualified plan's dispositions of fund shares. This prospectus does not describe in any respect such tax treatment.

                  Each fund is treated as a separate entity for U.S. federal income tax purposes and has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Code. Each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

                  In addition to the above, each fund also intends to comply with certain fund diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds' Statement of Additional Information.

                  A fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

                  FUND DETAILS

                  Investments by Variable Product Separate Accounts and Qualified Plans in Shares of the Portfolios. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable insurance products including variable annuity contracts and variable life insurance policies. Each fund may also offer its shares to Qualified Plans. The variable insurance products and Qualified Plans may or may not make investments in all the funds described in this Prospectus.

                  The interests of owners of different variable insurance products and Qualified Plans investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to Qualified Plans. Nevertheless, the Board of Trustees will monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund's shareholders.

                  FINANCIAL HIGHLIGHTS

                  Financial highlights for the funds are not shown because the funds had not yet commenced operations as of the date of this prospectus.

                                  APPENDIX A
                            Performance Information





                          Sun Capital Advisers, Inc.

The following tables reflect data supplied by the adviser and the subadviser relating to the performance of all fee paying, fully discretionary portfolios using strategies similar to the funds, with certain exceptions identified below. These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of the funds.

Performance of each composite is not that of the corresponding fund, is not a substitute for the corresponding fund's performance and does not predict a fund's performance results, which may differ from the composite's results.

Each composite's performance is shown net of actual expenses of the underlying accounts. See "About the Adviser" for the amount and term of each fund's expense limit. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles.

Since these results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the tables assume the reinvestment of dividends.

Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Code. Complying with these regulatory requirements may have an adverse effect on each fund's performance. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

Sun Capital's Prior Performance for Similar Accounts.

The following tables reflect the performance of Sun Capital's "Equity Composite" strategy. As of December 31, 2000, the Equity Composite strategy consisted of six accounts, having total assets of $338.7 million representing 100% of equity accounts under management.

Sun Capital Equity Composite Performance

(comparison composite for Sun Capital Equity Fund)

                                  Average Annual Total Returns
                              -------------------------------------
                              (for periods ended December 31, 2000)
                               1        3     5    Since Inception
                              Year    Years Years (January 1, 1996)
                              ----    ----- ----- -----------------
Equity Composite.............   %       %     %           %
S&P 500 Index................   %       %     %           %
Lipper     Fund Average......   %       %     %           %

                                    Year by Year Total Returns
                              --------------------------------------
                              (for 1-year periods ended December 31)
                               1996             1997  1998 1999 2000
                              ----             ----   ---- ---- ----
Equity Composite.............   %                %      %    %    %
S&P 500 Index................   %                %      %    %    %
Lipper     Fund Average......   %                %      %    %    %

                          Fred Alger Management, Inc.


Each composite performance is computed using an asset-weighted rate of return for each account, weighted for the relative size of each account using beginning of period values. The performance of the Sun Capital Equity Composite reflects the deduction of all actual operating expenses of the underlying accounts in the composite.

Fred Alger Management, Inc.'s Prior Performance for Similar Accounts.

The following tables reflect the performance of Fred Alger Management, Inc.'s "Alger Large Capitalization Growth Equity Composite," "Alger Income & Growth Composite," and "Alger Small Capitalization Growth Equity Composite" strategies. As of December 31, 2000, the Alger Large Capitalization Growth Equity Composite, Alger Growth & Income Composite, and Alger Small Capitalization Growth Equity Composite consisted of 14, 1, and 10 accounts
having $5.0 billion, $   , and $1.5 billion, respectively.

Alger Large Capitalization Growth Equity Composite Performance

(comparison composite for Alger Growth Fund)

                                                       Average Annual Total Returns
                                                   ------------------------------------
                                                   (for periods ended December 31, 2000
                                                    1 Year     3 Years 5 Years 10 Years
                                                    -------    ------- ------- --------
Alger Large Capitalization Growth Equity Composite (15.0)%      19.0%   19.1%    20.4%
S&P 500 Index.....................................  (9.1)%      12.3%   18.3%    17.5%
Lipper Large Cap Growth Fund Average.............. (19.7)%      13.9%   17.9%    17.3%

                                                    Year by Year Total Returns
                                  ------------------------------------------------------------
                                              (for 1-year periods ended December 31)
                                  1991  1992  1993  1994   1995  1996  1997  1998  1999  2000
                                  ----  ----  ----  ----   ----  ----  ----  ----  ----  -----
Alger Large Capitalization Growth
 Equity Composite................ 43.3% 11.7% 21.6% (0.1)% 37.4% 13.2% 25.3% 47.5% 34.5% (15.0)%
S&P 500 Index.................... 30.5%  7.6% 10.1%  1.3%  37.6% 23.0% 33.4% 28.6% 21.0%  (9.1)%
Lipper Large Cap Growth Fund
 Average......................... 37.3%  6.9% 10.7% (0.8)% 34.9% 20.6% 27.6% 36.5% 34.8% (19.7)%

Alger Income & Growth Composite Performance

(comparison composite for Alger Income & Growth Fund)

                                              Average Annual Total Returns
                                          -----------------------------------
                                          (for periods ended December 31, 200
                                          1 Year     3 Years 5 Years 10 Years
                                          ------     ------- ------- --------
      Alger Income & Growth Composite....      %         %       %        %
      S&P 500 Index......................  (9.1)%     12.3%   18.3%    17.5%
      Lipper Growth & Income Fund Average   0.4%       8.5%   14.3%    15.1%

                                                 Year by Year Total Returns
                                ----------------------------------------------------------
                                           (for 1-year periods ended December 31)
                                1991  1992 1993  1994   1995  1996  1997  1998  1999  2000
                                ----  ---- ----  ----   ----  ----  ----  ----  ----  ----
Alger Income & Growth Composite    %    %     %     %      %     %     %     %     %     %
S&P 500 Index.................. 30.5% 7.6% 10.1%  1.3%  37.6% 23.0% 33.6% 28.6% 21.0% (9.1)%
Lipper Growth & Income Fund
 Average....................... 27.7% 9.6% 14.6% (0.4)% 31.2% 20.7% 26.9% 13.6% 11.9%  0.4%

Alger Small Capitalization Growth Equity Composite Performance

(comparison composite for Alger Small Capitalization Fund)

                                                       Average Annual Total Returns
                                                   ------------------------------------
                                                   (for periods ended December 31, 2000
                                                   1 Year      3 Years 5 Years 10 Years
                                                   ------      ------- ------- --------
Alger Small Capitalization Growth Equity Composite (27.6)%       5.1%    6.1%    13.1%
S&P 500 Index.....................................  (9.1)%      12.3%   18.3%    17.5%
Lipper Small Cap Growth Fund Average..............  (8.3)%      14.3%   14.2%    17.5%

                                                   Year by Year Total Returns
                                  -----------------------------------------------------------
                                             (for 1-year periods ended December 31)
                                  1991  1992 1993  1994   1995  1996  1997  1998  1999  2000
                                  ----  ---- ----  ----   ----  ----  ----  ----  ----  -----
Alger Small Capitalization Growth
 Equity Composite................ 55.9% 3.0% 13.3% (4.4)% 46.5%  4.6% 11.0% 14.2% 40.4% (27.6)%
S&P 500 Index.................... 30.5% 7.6% 10.1%  1.3%  37.6% 23.0% 33.4% 28.6% 21.0%  (9.1)%
Lipper Small Cap Growth Fund
 Average......................... 50.6% 8.0% 17.9% (1.7)% 36.5% 17.0% 11.2%  1.0% 61.2%  (8.3)%

The performance of each Alger Management composite is calculated using an asset-weighted rate of return for each account. The Alger Management composite performance results were calculated in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) retroactively for all periods. AIMR has not been involved with the preparation or review of this report. The performance of each Alger Management composite reflects the deduction of all actual operating expenses of the underlying accounts in the composite.

Description of Indices

The Lipper Large Cap Growth Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

The Lipper Growth & Income Funds Average is a composite return of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends.

The Lipper Small Cap Growth Fund Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

ADDITIONAL INFORMATION


   The statement of additional information (SAI) provides more detailed information about the funds and is incorporated into this prospectus by reference. You may obtain free copies of the SAI, request other information and discuss questions about the funds by contacting your agent, or the funds at:

                               Sun Capital Advisers Trust
                               One Sun Life Executive Park
                               Wellesley Hills, MA 02481

                               Telephone: 1-800-432-1102 x1780

 Investment Adviser                              Administrator, Custodian

 Sun Capital Advisers, Inc.                      State Street Bank & Trust Company
 Independent Public Accountants                  Legal Counsel

 [          ]                                    Hale and Dorr LLP

   You can review the funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for a fee by writing or calling:

                       Securities and Exchange Commission
                       Public Reference Section
                       Washington, D.C. 20549-0102
                       e-mail: publicinfo@sec.gov

                       Telephone: 1-202-942-8090
                       Free from the EDGAR Database on the SEC's
                       Internet website: http://www.sec.gov

                          SUN CAPITAL ADVISERS TRUST


Investment Company Act file no. 811-08879

                          Sun Capital Advisers Trust


                            Sun Capital Equity Fund

                             SC Alger Growth Fund

                         SC Alger Income & Growth Fund

                      SC Alger Small Capitalization Fund




                      Statement of Additional Information

                               January __, 2002


This statement of additional information (SAI) is not a prospectus.

To obtain a free copy of the funds' prospectus, dated January __, 2002, please contact your agent or the funds at:
                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                          Wellesley Hills, MA  02481
                          Telephone: 1-800-432-1102 x 1780

                               Table of Contents

================================================================================
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS.............................    1

     Investment Strategy and Risks........................................    1

     Investment Restrictions..............................................   18

THE FUNDS' MANAGEMENT.....................................................   20

     Trustees and Officers................................................   20

     Trustee Compensation.................................................   22

     The Investment Adviser...............................................   23

     The Subadviser.......................................................   25

     Administrator........................................................   27

     Transfer Agent.......................................................   27

     Custodian............................................................   27

     Independent Public Accountants.......................................   27

INFORMATION ABOUT THE TRUST'S HISTORY AND ORGANIZATION....................   28

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES...................   30

TAXES.....................................................................   32

BROKERAGE ALLOCATION......................................................   36

Calculation of Performance Information....................................   38

Financial Statements......................................................   40

Appendix A................................................................  A-1


================================================================================

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

================================================================================

Investment Strategy and Risks. Each fund's principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

 . Sun Capital Equity Fund invests at least 80% of its net assets in equity securities of U.S. companies.

 . SC Alger Growth Fund invests primarily in equity securities of U.S. large capitalization companies. Under normal conditions, the fund invests at least 80% of its net assets in equity securities.

 . SC Alger Income & Growth Fund invests primarily in dividend paying equity securities, such as common or preferred stocks, with an emphasis on those which the subadviser believes also offer opportunities for capital appreciation. Under normal conditions, the fund invests at least 80% of its net assets in equity securities.

 . SC Alger Small Capitalization Fund invests primarily in the equity securities of U.S. small capitalization companies. Under normal condition, the fund invests at least 80% of its net assets in equity securities of small capitalization companies.

Each fund is a diversified mutual fund. This means that with respect to 75% of each fund's total assets, the fund may not invest more than 5% of its assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies.

Securities in which the funds may invest

Common shares.  (All funds)  Common shares represent an equity (ownership)
-------------
interest in a company or other entity. This ownership interest often gives a fund the right to vote on measures affecting the company's organization and operations.

Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares.  (All funds)  Preferred shares represent a limited equity
----------------
interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates. Money Market Fund may invest in certain types of preferred shares having debt-like features to the extent that the preferred shares meet the maturity, quality and diversification requirements applicable to the fund.

Convertible securities.  (All funds)  Convertible securities are bonds,
----------------------
preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the

================================================================================

================================================================================

underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock's price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights.  (All funds)  Warrants and rights are securities
-------------------
permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts.  (All funds)  REITs are pooled investment
-----------------------------
vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with equity and mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Fixed-income securities.  (All funds)  Bonds and other fixed-income instruments
-----------------------
are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund's fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund's fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.


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                                      -2-

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Maturity and duration.  The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security thus affecting positively or negatively the return realized by the fund.

Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria. In general, the ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), FitchIBCA and Duff & Phelps Credit Rating Co. (Duff) represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser, on behalf of a fund, to sell the securities.

Credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, lower quality, higher yielding bonds are subject to credit risk to a greater extent than higher quality, lower yielding bonds.

Interest rate risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund's net asset value.

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                                      -3-

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Call risk and extension risk.  Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

U.S. government securities.  (All funds)  U.S. government securities include:
--------------------------
U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (GNMA)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC)), or (d) only the credit of the agency and a perceived "moral obligation" of the U.S. government. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Mortgage-backed securities.  (All funds)  Mortgage-backed securities represent
--------------------------
participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, the fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

The fund's investments in mortgage-backed securities may include conventional mortgage pass through securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and

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                                      -4-

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allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Real Estate Fund and Investment Grade Bond Fund may invest in the most junior class of CMO's (z-tranche) which involves risks similar to those associated with investing in equity securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities. (All funds except Equity Fund) The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities. (All funds except Equity Fund) Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories:
(1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover

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                                      -5-

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losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Asset-backed securities.  (All funds except Equity Fund)  Asset-backed
-----------------------
securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser determines that the security is consistent with the fund's investment objective and policies.

Pay-in-kind, delayed payment and zero coupon bonds.  (All funds except Equity
--------------------------------------------------
Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which is required to be distributed to shareholders. The fund's investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating rate/variable rate notes.  (All funds except Equity Fund)  Some notes a
---------------------------------
fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a fund's credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund's credit quality standards.

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                                      -6-

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The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a fund will be subject to the fund's limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Foreign securities.  (All funds)  Each fund may invest in the securities of
------------------
corporate and governmental issuers located in or doing business in a foreign country (foreign issuers). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs. (All funds) American Depository Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between this information and the market value of the unsponsored ADR. European Depository Receipts (EDRs) and International Depository Receipts (IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depository Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Obligations of supranational entities. (All funds) Each fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the World Bank, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity.

Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than the risks of domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund's foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.


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                                      -7-

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Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer's securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund's shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Bank and corporate obligations.  (All funds)  Commercial paper represents short-
------------------------------
term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers' acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and

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                                      -8-

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bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase agreements.  (All funds)  In a repurchase agreement, a fund would buy
---------------------
a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund's 15% limit on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund's custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities while the fund is trying to enforce its rights to the collateral, possible below normal levels of income, decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights.

Reverse repurchase agreements.  (All funds)  A fund may also enter into reverse
-----------------------------
repurchase agreements, which involve the sale of U.S. government securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest," which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund's total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund's total assets.

Restricted securities.  (All funds)  A fund may purchase securities that are not
---------------------
registered (restricted securities) under the Securities Act of 1933 (1933 Act), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, a fund will not invest more than 15% of its net assets in illiquid investments. The trustees may adopt guidelines and delegate to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. This investment practice could have the effect of decreasing the level

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                                      -9-

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of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Other investment companies.  (All funds)  Each fund may invest in shares of
---------------------------
other investment companies to the extent permitted by the 1940 Act. With certain exceptions, the 1940 Act: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate.

Exchange-traded funds. (Equity Fund) The fund may invest in Standard & Poor's
---------------------
Depositary Receipt Shares (SPDRs). SPDRs are shares of a publicly-traded unit investment trust that owns the stocks in the S&P 500 Index in approximately the same proportions as represented in the S&P 500 Index. SPDRs trade on the American Stock Exchange (AMEX) at approximately .1 (or 1/10) of the value of the S&P 500 Index. Because of the structural features of SPDRs, the adviser believes that the movement of SPDRs share prices should closely track the movement of the S&P 500 Index. The SPDRs program bears operational expenses, which are deducted from the dividends paid to SPDRs investors. To the extent that the fund invests in SPDRs, the fund must bear these expenses in addition to the expenses of its own operation.

Investments in SPDRs are subject to limits in the 1940 Act on investments in other investment companies. The issuer of SPDRs is not obligated to redeem SPDRs representing more than 1% of the local issuer's total outstanding securities during any period of less than 30 days. SPDRs are subject to certain risks, including (1) the risk that their prices may not correlate perfectly with changes in the S&P 500 Index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the AMEX, would make trading in SPDRs inadvisable.

Forward commitment and when-issued securities.  (All funds) "When-issued" refers
---------------------------------------------
to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund's losing the opportunity to obtain an advantageous price. The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on securities and securities indices.  (All funds)  A fund may purchase
--------------------------------------------
and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

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                                     -10-

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All call and put options written by a fund are covered.  A written call option or put option may be covered by (i) segregation cash or liquid securities with a value at least equal to a fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

Purchasing options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund's portfolio securities.

A fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a

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                                     -11-

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closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts.  (All funds)  To seek to
--------------------------------------------------
increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.


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                                     -12-

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Hedging and other strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities.

If, in the opinion of the adviser, there is a sufficient degree of correlation between price trends for a fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund's portfolio may be more or less volatile than prices of these futures contracts, the adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund's assets. By writing a call option, a fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a

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                                     -13-

================================================================================

futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations. A fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase. The adviser will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, a fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures

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                                     -14-

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contract or related option can vary from the previous day's settlement price.
Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Foreign currency transactions.  (All funds)  A fund's foreign currency exchange
-----------------------------
transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser.

If a fund purchases a forward contract or sells a forward contract for non-hedging purposes, it will segregate cash or liquid securities, of any type or maturity, in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. The segregated assets will be valued at market daily and if the value of the segregated securities declines, additional cash or securities will be segregated so that the value of the account will be equal to the amount of the fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a

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                                     -15-

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contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options unless and until, in the opinion of the adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions. By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price

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                                     -16-

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of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, caps, floors and collars.  (All funds except Equity Fund)  As one way of
-------------------------------
managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will maintain in a segregated account, cash or liquid securities equal to the net amount, if any, of the excess of the fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Temporary investments.  (All funds)  For temporary and defensive purposes, a
---------------------
fund may invest up to 100% of its total assets in investment grade short-term fixed-income securities, including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating rate notes, and repurchase agreements. A fund may also hold significant amounts of its assets in cash.

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Lending of securities.  (All funds)  A fund may lend portfolio securities to
---------------------
brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the event of the borrower's bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover.  (All funds)  Short-term trading
-----------------------------------------
means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder's return.

Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1. Invest 25% or more of its total assets in securities of issuers in any one industry. The United States government, its agencies or instrumentalities are not considered industries for purposes of this restriction.

2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3. Make loans of securities to other persons, except loans of securities not exceeding one-third of the fund's total assets, investments in debt obligations and transactions in repurchase agreements.

4. Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities.

5. Purchase, sell or invest in real estate, but each fund subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of such securities.

6. Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions, as permitted by the fund's prospectus and this statement of additional information.

7. Make investments that are inconsistent with the status of each fund as a diversified fund.

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                                     -18-

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The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except each fund, may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1. Sun Capital Equity Fund, SC Alger Growth Fund, SC Alger Income & Growth Fund and SC Alger Small Capitalization Fund. With respect to 75% of the fund's assets, invest more than 5% of the fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

2. Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

3.  Make investments for the purpose of exercising control or management.

4.  Invest in other investment companies except as permitted under the 1940 Act.

================================================================================

THE FUNDS' MANAGEMENT

================================================================================

Trustees and Officers. Each fund's business is managed by the trustees. The trustees elect each fund's officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds' trustees and officers are also directors and officers of Sun Life Assurance Company of Canada or the adviser. The table below provides more information about the funds' trustees and officers.

-------------------------------------------------------------------------------------------------------------------
Name, address and age                     Position with the trust         Principal occupation past 5 years
-------------------------------------------------------------------------------------------------------------------
C. James Prieur*                          Chairman, Executive Vice        President and Chief Operating Officer,
150 King Street West 6/th/ Floor          President and Trustee           Sun Life Assurance Company of Canada
Toronto, Ontario M5H 1J9                                                  since 1999. Prior to that, senior vice
Date of birth:  April 21, 1951                                            president and general manager, U.S.
                                                                          operations, Sun Life Assurance Company
                                                                          of Canada, since 1997, and vice
                                                                          president, Investments, U.S.
                                                                          operations, Sun Life Assurance Company
                                                                          of Canada.  Chairman, since 1998, and
                                                                          director, Sun Capital Advisers, Inc.
                                                                          since 1992.
-------------------------------------------------------------------------------------------------------------------
Graham E. Jones                           Trustee                         Senior vice president, BGK Properties,
330 Garfield Street                                                       Inc., since 1994.
Santa Fe, NM  87501
Date of birth:  January 21, 1933
-------------------------------------------------------------------------------------------------------------------
Anthony C. Paddock                        Trustee                         Managing Director, Empire Valuation
350 Fifth Street, Suite 5513                                              Consultants, Inc., since 1996.
New York, NY  10118                                                       President, AC Paddock & Associates,
Date of birth:  July 9, 1935                                              since 1996.  Prior to that, principal,
                                                                          KPMG Peat Marwick from 1987-96.
-------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.                    Trustee                         Pension and savings trust officer,
2330 Shawnee Mission Parkway                                              Sprint Corp., since 1989.
Westwood, KS  66205
Date of birth:  September 3, 1946
-------------------------------------------------------------------------------------------------------------------
James M.A. Anderson*                      President, Chief Executive      Vice president, Investments, U.S.
One Sun Life Executive Park               Officer and Trustee             operations, Sun Life Assurance Company
Wellesley Hills, MA  02481                                                of Canada, since 1998.  Prior to that,
Date of birth:  September 14, 1949                                        vice president, Securities Investments,
                                                                          Canada operations, Sun Life Assurance
                                                                          Company of Canada, 1995-98. Chief
                                                                          Investment Officer since 2000, and
                                                                          president and director, Sun Capital
                                                                          Advisers, Inc., 1998-2000.
-------------------------------------------------------------------------------------------------------------------


================================================================================

================================================================================

-------------------------------------------------------------------------------------------------------------------
Name, address and age                     Position with the trust         Principal occupation past 5 years
-------------------------------------------------------------------------------------------------------------------
James F. Alban*                           Chief Financial Officer and     Senior vice president and Chief
One Sun Life Executive Park               Treasurer                       Financial Officer, Sun Capital
Wellesley Hills, MA  02481                                                Advisers, Inc., since 2000.  Assistant
Date of birth:  January 23, 1962                                          vice president, Sun Capital Advisers,
                                                                          Inc., 1998-2000.  Audit senior manager,
                                                                          PricewaterhouseCoopers LLP, 1996-1998.
                                                                          Assistant vice president, Eaton Vance
                                                                          Management, 1991-1996.
-------------------------------------------------------------------------------------------------------------------
Davey S. Scoon*                           Assistant Treasurer             Vice President and Chief Financial
One Sun Life Executive Park                                               Officer, U.S. operations, Sun Life
Wellesley Hills, MA  02481                                                Assurance Company of Canada, since
Date of birth:  December 14, 1946                                         1999.  Prior to that, executive vice
                                                                          president and chief operating officer
                                                                          of Liberty Funds Group of Boston,
                                                                          1994-1999.  Senior vice president,
                                                                          since 2000, and treasurer and director,
                                                                          Sun Capital Advisers, Inc., since 1999.
-------------------------------------------------------------------------------------------------------------------
John T. Donnelly, CFA*                    Vice President                  Vice president, U.S. Equities, Sun Life
One Sun Life Executive Park                                               Assurance Company of Canada since 1999.
Wellesley Hills, MA  02481                                                Prior to that, assistant vice
Date of birth:  October 28, 1958                                          president, U.S. Equities, Sun Life
                                                                          Assurance Company of Canada (1997-1999)
                                                                          and senior investment officer U.S.
                                                                          Public Bonds (1994-1997). Senior vice
                                                                          president, Sun Capital Advisers, Inc.,
                                                                          since 2000.  Vice president, Sun
                                                                          Capital Advisers, Inc., 1998-2000.
-------------------------------------------------------------------------------------------------------------------
Richard Gordon, CFA*                      Vice President                  Vice president, U.S. Public Bonds, Sun
One Sun Life Executive Park                                               Life Assurance Company of Canada, since
Wellesley Hills, MA  02481                                                1994. Senior vice president, Sun
Date of birth:  July 10, 1945                                             Capital Advisers, Inc., since 2000.
                                                                          Vice president, Sun Capital Advisers,
                                                                          Inc., 1992-2000.
-------------------------------------------------------------------------------------------------------------------
Howard C. Greene, CFA*                    Vice President                  Vice President, Bond Portfolio
One Sun Life Executive Park                                               Management, since 2001. Assistant vice
Wellesley Hills, MA  02481                                                president, U.S. Public Bonds, Sun Life
Date of birth:  July 22, 1957                                             Assurance Company of Canada, 1996-2001.
                                                                          Prior to that, senior investment
                                                                          officer, 1989-1996. Senior vice
                                                                          president, Sun Capital Advisers, Inc.,
                                                                          since 2000.  Vice president, Sun
                                                                          Capital Advisers, Inc., 1998-2000.
-------------------------------------------------------------------------------------------------------------------


================================================================================

================================================================================

-------------------------------------------------------------------------------------------------------------------
Name, address and age                     Position with the trust         Principal occupation past 5 years
-------------------------------------------------------------------------------------------------------------------
Leo Saraceno, CFA*                        Vice President                  Senior vice president, Sun Capital
One Sun Life Executive Park                                               Advisers, Inc., since 2001 and
Wellesley Hills, MA 02481                                                 previously vice president (1998-2001).
Date of birth:  September 19, 1962                                        Assistant vice president, U.S. Equity,
                                                                          Sun Life Assurance Company of Canada,
                                                                          since 2001 and previously senior
                                                                          investment officer (1999-2001).
                                                                          Investment officer (1997-1999) and
                                                                          investment officer, U.S. Private
                                                                          Placements (1993-1997).
-------------------------------------------------------------------------------------------------------------------
Maura A. Murphy, Esq.*                    Secretary                       Senior counsel, U.S. operations, Sun
One Sun Life Executive Park                                               Life Assurance Company of Canada, since
Wellesley Hills, MA  02481                                                1998.  Prior to that, securities
Date of birth: February 12, 1960                                          counsel, New England Life Insurance
                                                                          Company, 1994-98.  Senior vice
                                                                          president and chief counsel, since
                                                                          2000, and secretary since 1998, Sun
                                                                          Capital Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------
Susan J. Walsh*                           Assistant Treasurer             Assistant Treasurer, Sun Capital
One Sun Life Executive Park                                               Advisers, Inc., since 2000. Senior
Wellesley Hills, MA 02481                                                 accounting consultant, Sun Life
Date of birth:  August 21, 1957                                           Assurance Company of Canada, since
                                                                          1998. Prior to that, operations
                                                                          manager, Sun Life Assurance Company of
                                                                          Canada, 1993 - 1998.
-------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay*                       Assistant Secretary             Paralegal, Sun Life Assurance Company
One Sun Life Executive Park                                               of Canada and Assistant Secretary, Sun
Wellesley Hills, MA 02481                                                 Capital Advisers, Inc., since 2000.
Date of birth:  December 13, 1973                                         Prior to that, assistant compliance
                                                                          analyst, Sun Life Assurance Company of
                                                                          Canada, 1999-2000, compliance
                                                                          administrative assistant, 1998-1999,
                                                                          and assistant customer services
                                                                          administrator, 1996-1998.
-------------------------------------------------------------------------------------------------------------------

* An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.

Trustee Compensation.

The trust pays the trustees who are not interested persons of the trust or the adviser for their service as trustees. The following table sets forth all compensation paid to the trustees as of the funds' fiscal year ended December 31, 2000. The trustees who are officers or employees of Sun Life Assurance Company of Canada or the adviser are not paid by the trust for their service as trustees.

------------------------------------------------------------------------------------------------------------------------
Name and position with      Aggregate            Pension or retirement       Estimated annual     Total compensation
 the trust                  compensation         benefits accrued as part    benefits upon        from the trust paid
                            from the trust       of funds' expenses          retirement           to trustees*
------------------------------------------------------------------------------------------------------------------------
Graham E. Jones             $       9,000                   0                       0             $         9,000
------------------------------------------------------------------------------------------------------------------------
Anthony C. Paddock                  9,000                   0                       0                       9,000
------------------------------------------------------------------------------------------------------------------------


================================================================================

================================================================================

------------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.             10,000                   0                       0                      10,000
------------------------------------------------------------------------------------------------------------------------

     * The trust is the only registered investment company managed by the adviser.

As of November 1, 2001, the trustees and officers of Sun Capital Advisers Trust as a group owned less than 1% of the outstanding shares of beneficial interest in each of the funds.

The Investment Adviser.

The Investment Adviser. Sun Capital Advisers, Inc., the funds' investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), which is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934, with common shares listed on the Toronto, New York, London, and Manila stock exchanges. Sun Life Financial and its affiliates currently transact business in Canada, the United States, the United Kingdom, Asia and South America.

The adviser is a Delaware corporation and a registered investment adviser. Each fund will offer its shares to separate accounts that are funding vehicles for variable contracts offered by Sun Life (U.S.) and its affiliates and other insurance companies. It is also expected that the adviser, through certain asset allocation programs offered to holders of variable contracts offered by Sun Life (U.S.) and its affiliates, will have discretion to allocate assets to the funds.

Terms of Advisory Agreements. Each fund has entered into an investment advisory agreement with the adviser which was approved by the fund's trustees. Under the terms of each advisory agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund's operations, except those which are delegated to a custodian, transfer agent or other agent. In the case of Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization Fund, the adviser has selected Fred Alger Management, Inc. ("Alger Management"). The adviser may enter into agreements with Sun Life Assurance Company of Canada to utilize the resources and personnel of the company.

Each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs may include, but are not limited to,
(i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of the adviser, or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the trust; (iv) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders' and trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the trust and the trustees; (ix) if applicable, any

================================================================================

================================================================================

distribution fees paid by the trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those trustees of the trust who are not affiliated with or interested persons of the adviser or the trust (other than as trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

Each of the following funds pays a fee monthly to the adviser for its advisory services based on a stated percentage of its average daily net assets as follows:

    --------------------------------------------------------------------------
     Fund                                    Asset Level             Fee
    --------------------------------------------------------------------------
     Equity Fund                             All                     0.750%
    --------------------------------------------------------------------------

    --------------------------------------------------------------------------
     Alger Growth Fund                       All                     0.750%
    --------------------------------------------------------------------------

    --------------------------------------------------------------------------
     Alger Income & Growth Fund              All                     0.625%
    --------------------------------------------------------------------------

    --------------------------------------------------------------------------
     Alger Small Capitalization Fund         All                     0.850%
    --------------------------------------------------------------------------

    --------------------------------------------------------------------------

Because none of the funds have commenced operations, no advisory fees have been accrued.

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. To the extent that a fund's total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. The adviser has contractually agreed to limit indefinitely the advisory fees and to reimburse their other fund expenses of each of Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization Fund to reduce each of these funds' total annual operating expenses to the amounts set forth below. The adviser has voluntarily agreed to limit Equity Fund's advisory fees and to reimburse its other fund expenses to reduce the fund's total annual operating expenses to the amount set forth below. The adviser may modify or eliminate this voluntary expense limit at any time.

     Fund                                    Total Operating Expenses
     ----                                    ------------------------

     Equity Fund                                        0.90%
     Alger Growth Fund                                  0.79%
     Alger Income & Growth Fund                         0.70%
     Alger Small Capitalization Fund                    0.90%


Pursuant to the advisory agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each advisory agreement, each fund may use the name "Sun Capital" or any name derived from or similar to this name only for as long as the advisory agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund's advisory agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name "Sun Capital" or any similar name to any other corporation or entity, including but not limited to any investment company of

================================================================================

================================================================================

which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

Each advisory agreement will continue in effect from year to year for each fund if approved by either the vote of the fund's shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. Each advisory agreement may be terminated on 60 days' written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadviser. The trust and the adviser have engaged the services of Alger Management, in the case of Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund. Alger Management 111 Fifth Avenue - 2nd Floor, New York, NY 10003,is a privately held New York corporation and a registered investment adviser.

Terms of Subadvisory Agreements. Alger Management has entered into a subadvisory agreement with the adviser and the trust on behalf of each Alger Fund. Alger Management is responsible for providing each Alger Fund with advice concerning the investment management of that fund's portfolio. This advice must be consistent with the investment objectives and policies of the Alger Fund. Alger Management determines what securities shall be purchased, sold or held for the Alger Fund and what portion of the fund's assets are held uninvested.

The adviser pays Alger Management out of its own resources; none of the Alger Funds has an obligation to pay Alger Management. Alger Management's subadvisory fee rate is based on a stated percentage of each Alger Fund's average daily net assets as follows:

    -----------------------------------------------------------------------------------
                Fund                             Asset Level                    Fee
    -----------------------------------------------------------------------------------
     Alger Growth Fund              $0 to $100 million                         .400%
                                    Above $100 million to $250 million         .375%
                                    Above $250 million to $500 million         .350%
                                    Above $500 million                         .325%
    -----------------------------------------------------------------------------------
     Alger Income & Growth          $0 to $100 million                         .300%
     Fund                           Above $100 million to $250 million         .275%
                                    Above $250 million to $500 million         .250%
                                    Above $500 million                         .225%
    -----------------------------------------------------------------------------------
     Alger Small Capitalization     $0 to $100 million                         .500%
     Fund                           Above $100 million to $250 million         .475%
                                    Above $250 million to $500 million         .450%
                                    Above $500 million                         .425%
    -----------------------------------------------------------------------------------

Because Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund have not commenced operations as of the date of this statement of additional information, no subadvisory fees have been accrued.

Alger Management is responsible for bearing its own costs of providing services to each Alger Fund. Alger Management will not be responsible for (i) the Alger Fund's legal, auditing and accounting expenses; (ii) expenses of maintenance of the Alger Fund's books and records, including computation of the Alger Fund's daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the Alger Fund; (iv) fees of the Alger Fund's custodians, transfer agents,

================================================================================

================================================================================

registrars or other agents; (v) expenses of preparing the Alger Fund's share certificates; (vi) expenses relating to the redemption or repurchase of the Alger Fund's shares; (vii) expenses of registering and qualifying the Alger Fund's shares for sale under applicable federal and state laws; (viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to Alger Fund investors (except that Alger Management will be responsible for costs associated with supplements to such documents necessitated by a change of control of Alger Management or any change in the portfolio manager or managers assigned by Alger Management to manage the Alger
Fund); (ix) cost of Alger Fund stationery; (x) costs of trustee, shareholder and other meetings of the trust or the Alger Fund (except that Alger Management will be responsible for costs necessitated by any change of control of Alger Management); (xi) traveling expenses of officers, trustees and employees of the trust or the Alger Fund; (xii) fees of the trust's trustees and salaries of any officers or employees of the trust or the Alger Fund; and (xiii) the Alger Fund's pro rata portion of premiums on any fidelity bond and other insurance covering the trust or the Alger Fund and their officers and trustees.

Alger Management is responsible for making specific decisions to buy and sell securities for each Alger Fund. Alger Management is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers' charges.

Pursuant to each subadvisory agreement, Alger Management is not liable for any loss sustained by reason of the adoption of any investment policy or for any security transaction based on Alger Management's good faith recommendation. Alger Management will be liable for losses due to (a) Alger Management's causing the Alger Fund to violate any federal or state law, rule or regulation or any Alger Fund's investment policy or restriction, (b) Alger Management's causing the Alger Fund to fail the diversification requirements of the Internal Revenue Code, or (c) Alger Management's willful misfeasance, bad faith or negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement provides that Alger Management will indemnify and hold harmless the adviser, its affiliated persons and the Alger Fund (collectively, the "Indemnified Persons") to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any Indemnified Person to the extent resulting, in whole or in part, from any of Alger Management's acts or omissions specified in (a), (b) or (c) above, any breach of any duty or warranty thereunder of Alger Management or any inaccuracy of any representation of Alger Management made thereunder, provided, however, that nothing contained therein will provide indemnity to any Indemnified Person for liability resulting from its own willful misfeasance, bad faith, or negligence in the performance of its duties or reckless disregard of such duties.

Each subadvisory agreement with Alger Management initially expires on January __, 2003. Each subadvisory agreement will continue in effect from year to year for each Alger Fund if approved by either the vote of the Alger Fund's shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. The subadvisory agreement may be terminated on 60 days' written notice by the Alger Fund or adviser or by a vote of a majority of the outstanding voting securities of the affected fund. Each subadvisory agreement may be terminated by Alger Management upon 120 days notice.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser, Alger Management and the funds have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act which imposes restrictions on personal securities trading by personnel of the adviser,

================================================================================

================================================================================

subadviser and their affiliates. Some of the adviser's restrictions include pre-clearance for all personal trades and a ban on the purchase of initial public offerings by certain personnel. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates. The adviser provides the trust's board of trustees with a quarterly certification of the adviser's compliance with its code of ethics and a report of any significant violations of its code.

Because Alger Management is an entity not otherwise affiliated with the trust or the adviser, Alger Management has responsibility for monitoring the personal trading activities of Alger Management's personnel. Alger Management provides the trust's board of trustees with a quarterly certification of Alger Management's compliance with its code of ethics and a report of any significant violations of its code.

A copy of the codes of ethics of each of the Trust, the adviser and Alger Management is on public file with and available from the SEC.

Allocation of Investment Opportunities. Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Administrator. State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, is the funds' administrator. State Street is responsible for managing the funds' business affairs. State Street's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds' business.

Equity Fund, SC Alger Growth Fund, SC Alger Income & Growth and SC Alger Small Capitalization Fund each have not commenced operations as of the date of this statement of additional information and thus, have not accrued administration fees.

Transfer Agent. State Street Bank & Trust Company is the transfer agent for the funds.

Custodian. Each fund's portfolio securities are held pursuant to a master custodian agreement between the trust and State Street Bank & Trust Company. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

Independent Public Accountants. The trustees have selected [______________], as the funds' independent public accountants. [__________], audits and renders opinions on the funds' annual financial statements and reviews the funds' annual federal income tax returns.


================================================================================

================================================================================

INFORMATION ABOUT THE TRUST'S HISTORY AND ORGANIZATION

================================================================================

Description of the Trust's Shares. The trust is a diversified, open-end management investment company. The trust is a business trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this statement of additional information, the trustees have authorized shares of 22 funds. Additional series may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other series of the trust, into one or more classes. As of the date of this statement of additional information, the trustees have not authorized the issuance of additional classes of shares of the funds.

Each share of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the declaration of trust, the trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of variable contract holders to vote the shares of a fund are governed by the participating insurance company's variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the trust's outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the trust's shareholders could be subject to personal liability.

To guard against this risk, the declaration of trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the trust or its trustees,
(ii) provides for the indemnification out of trust or fund property of any shareholders held personally liable for any

================================================================================

================================================================================

obligations of the trust or of the fund and (iii) provides that the trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In the light of Delaware law, the nature of the trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the trust. The declaration of trust does not authorize the trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.






================================================================================

================================================================================

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

================================================================================

For purposes of calculating the net asset value (NAV) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange or NASDAQ National Market issues at their last sale price on the day of valuation. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund's custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London exchange (5:00 p.m., London time; 12:00 noon, New York time) on the date of determining a fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, the funds may value their assets by a method that the trustees believe accurately reflects fair value.

Each fund determines its NAV each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund's NAV is not calculated. Consequently, a fund's portfolio securities may trade and the NAV of that fund's shares may be significantly affected on days when a shareholder has no access to that fund.

Each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners and qualified plans to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company or qualified plan on that business day are aggregated, and the insurance company or qualified plan places a net purchase or redemption order for shares of one or more funds the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners' orders to the insurance companies and the insurance companies' orders to a fund. In some cases, an insurance company's or qualified plan's orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

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                                     -30-

================================================================================

Redemptions in Kind. Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.





================================================================================

TAXES

================================================================================

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to qualify for each taxable year as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things, (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"); and (b) diversify its assets so that, at the close of each quarter of its taxable year,
(i) at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the fund's total assets and no more than 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers controlled by the fund and which are engaged in the same, similar, or related trades or businesses.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the Treasury regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue

================================================================================

================================================================================

Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If "seed money" contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts required to be but not distributed under a prescribed formula. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Dividends from net long-term capital gain in excess of net short-term capital loss (net capital gain) are treated as long-term capital gain without regard to the length of time a shareholder has held shares of the fund and dividends from investment company taxable income (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for U.S. federal income tax purposes, whether paid in cash or reinvested in additional shares. Redemptions of fund shares are also potentially taxable transactions. An insurance company should consult its own tax adviser regarding whether these dividends and share redemption proceeds received by separate accounts result in U.S. federal income tax liability for the insurance company if they are allocated to reserves for, or used to pay distributions on, the applicable variable contracts.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Any dividend (except a daily dividend) paid by a fund shortly after a shareholder's purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price, they may be characterized as ordinary income or capital gain as described above.

If a fund acquires any equity interest (which under future Treasury regulations will generally include not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings

================================================================================

================================================================================

in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future Treasury regulations, any such transactions that are not directly related to a fund's investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund's investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of or in default may present special tax issues for a fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by a fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) must accrue income on such investments prior for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six

================================================================================

================================================================================

months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same fund (including through automatic reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by a fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund's income and gains or losses and hence of its distributions to shareholders.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers on these matters and on state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a fund in their particular circumstances.

================================================================================

================================================================================

BROKERAGE ALLOCATION

================================================================================

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread."

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit other advisory clients, including affiliated clients, of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the adviser's and subadviser's officers will be primarily responsible for the allocation of each fund's brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of

================================================================================

================================================================================

the services provided viewed either in terms of the specific transaction involved in the adviser's or subadviser's overall duties to the accounts or the policies that the trustees may adopt from time to time.

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

Equity Fund, Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund each have not commenced operations as of the date of this statement of additional information and therefore have not paid brokerage commissions.

Affiliated brokers. Pursuant to procedures determined by the Trustees and subject to the general policies of the Trust and Section 17(e) of the 1940 Act, each Subadviser may place securities transactions, including agency cross trades, with brokers with whom it is affiliated ("Affiliated Brokers").

Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, has adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder to ensure that the broker's commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction would not be placed with an Affiliated Broker if a fund would have to pay a commission rate less favorable than similar charges for comparable transactions for their other unaffiliated customers. No fund will engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a fund placed by Affiliated Brokers may be combined with orders of their respective clients, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

At least annually, each subadviser which uses Affiliated Brokers will furnish to the Trust a statement setting forth the total amount of all compensation retained by the Affiliated Broker in connection with effecting transactions for the account of a fund, and the Board reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith.

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                                     -37-

CALCULATION OF PERFORMANCE INFORMATION

================================================================================

Total Return. Each fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:

                               T = /n/ ERV /P - 1

Where:

    P          a hypothetical initial payment of $1,000.

    T          average annual total return.

    n          number of years.

    ERV ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a fund during the period stated by the net asset value at the end of the period.

Equity Fund, Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization fund each have not commenced operations as of the date of this statement of additional information and therefore, do not have performance information. In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

Total returns and yields quoted for the funds include each fund's expenses, but may not include charges and expenses attributable to any particular insurance product. Since shares of the funds may be purchased only through variable annuity contracts and variable life insurance policies, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of each fund's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a fund's performance to that of other mutual funds.

From time to time, in reports and promotional literature, a fund's yield and total return will be compared to indices of mutual funds and other relevant broad based indices.

Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's, etc. will also be utilized. A fund's promotional and sales literature may make reference to the

================================================================================

================================================================================

fund's "beta." Beta reflects the market-related risk of the fund by showing how responsive the fund is to the market.


The performance of a fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a fund for any period in the future. The performance of a fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a fund's performance.

================================================================================

FINANCIAL STATEMENTS

================================================================================

Financial highlights for the funds are not provided because each fund has not commenced operations as of the date of this statement of additional information.



================================================================================

APPENDIX A


================================================================================

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:   Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:   Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:   Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

================================================================================

================================================================================

BBB:   Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DUFF & PHELPS CREDIT RATING CO.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

FitchIBCA

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and

================================================================================

================================================================================

therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. however, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B: Bonds are considered highly speculative, significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic development.

================================================================================

                          SUN CAPITAL ADVISERS TRUST

                           PART C. OTHER INFORMATION

Item 23. EXHIBITS

     (a)(1)         Agreement and Declaration of Trust, dated July 13, 1998/1/
     (a)(2) Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/
     (b)            By-Laws, dated July 13, 1998/1/
     (c)            Not Applicable
     (d)(1) Investment Advisory Agreement between Sun Capital Advisers,Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Real Estate Fund/2/
     (d)(2) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Investors Foundation Fund/4/
     (d)(3) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Select Equity Fund/4/
     (d)(4) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/4/
     (d)(5) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Investors Foundation Fund/4/
     (d)(6) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Select Equity Fund/4/
     (d)(7) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/4/
     (d)(8) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Equity Fund/5/
     (d)(9) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Mid Cap Fund/5/
     (d)(10) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Small Cap Fund/5/
     (d)(11) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Managed Fund/5/

     (d)(12) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/5/
     (d)(13) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Financial Fund/5/
     (d)(14) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Equity Fund/5/
     (d)(15) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Mid Cap Fund/5/
     (d)(16) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Small Cap Fund/5/
     (d)(17) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Managed Fund/5/
     (d)(18) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/5/
     (d)(19) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Financial Fund/5/
     (d)(20) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Energy Fund/7/
     (d)(21) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Health Sciences Fund/7/
     (d)(22) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Technology Fund/7/
     (d)(23) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Telecommunications Fund/7/
     (d)(24) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Neuberger Berman Mid-Cap Growth Fund/7/
     (d)(25) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Value Fund/7/
     (d)(26) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Energy Fund/7/

     (d)(27) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Health Sciences Fund/7/
     (d)(28) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Technology Fund/7/
     (d)(29) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Telecommunications Fund/7/
     (d)(30) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Growth Fund/7/
     (d)(31) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Value Fund/7/
     (d)(32) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Equity Fund/8/
     (d)(33) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth Fund/8/
     (d)(34) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth & Income Fund/8/
     (d)(35) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Small Capitalization Fund/8/
     (d)(36) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth Fund/8/
     (d)(37) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Income & Growth Fund/8/
     (d)(38) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Small Capitalization Fund/8/

     (e)            Not Applicable
     (f)            Not Applicable
     (g)(1)         Custody Agreement/3/
     (h)(1)         Administration Agreement/3/
     (h)(2)         Transfer Agency and Shareholder Service Agreement/3/
     (i)            Opinion and Consent of Counsel/2/
     (j) Consent of Certified Public Accountants is filed herein as Exhibit (j).
     (k)            Not Applicable
     (l)(1)         Share Purchase Agreement for Money Market Fund/2/
     (l)(2)         Share Purchase Agreement for Sun Capital Real Estate Fund/2/
     (l)(3)         Share Purchase Agreement for Sun Capital Investment Grade
                    Bond Fund/2/
     (m)            Not Applicable
     (n)            Not Applicable
     (o)            Not Applicable
     (p)(1)         Code of Ethics of Sun Capital Advisers Trust/6/
     (p)(2)         Code of Ethics of Sun Capital Advisers, Inc./6/
     (p)(3)         Code of Ethics of Wellington Management Company, LLP/6/
     (p)(4)         Code of Ethics of OpCap Advisors,/6/
     (p)(5)         Code of Ethics of Davis Selected Advisers, L.P./6/
     (p)(6)         Code of Ethics of INVESCO Funds Group, Inc./7/
     (p)(7)         Code of Ethics of Neuberger Berman Management, Inc./7/
     (p)(8)         Code of Ethics of Fred Alger Management, Inc./8/
     (q)(1)         Power of Attorney (Anderson, Jones, Paddock, Prieur,
                    Searcy)/2/
     (q)(2)         Power of Attorney (Alban)/3/

        /1/         Filed as an exhibit to Registrant's Registration Statement on July 15, 1998 and incorporated by reference herein.
        /2/         Filed as an exhibit to Pre-Effective Amendment No. 1 on
                    November 5, 1998 and incorporated by reference herein.
        /3/         Filed as an exhibit to Post-Effective Amendment No. 1 on
                    April 27, 1999 and incorporated by reference herein.
        /4/         Filed as an exhibit to Post-Effective Amendment No. 2 on
                    June 17, 1999 and incorporated by reference herein.
        /5/         Filed as an exhibit to Post-Effective Amendment No. 4 on
                    February 16, 2000 and incorporated by reference herein.
        /6/         Filed as an exhibit to Post-Effective Amendment No. 5 on
                    April 28, 2000 and incorporated by reference herein.
        /7/         Filed as an exhibit to Post-Effective Amendment No. 6 on
                    February 14, 2001 and incorporated by reference herein.
        /8/         Filed herewith.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25. INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified.

Under the Agreement and Declaration of Trust, dated July 13, 1998, establishing the Registrant as a trust under Delaware law, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability of which the trustee or officer would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser.

Under each Investment Advisory Agreement for Subadviser, Section 6 provides indemnification for the subadviser except that the subadviser will be liable for losses due to (a) the subadviser's causing a subadvised fund to violate any federal or state law, rule or regulation or any subadvised fund's investment policy or restriction, (b) the Subadviser's causing the subadvised fund to fail the diversification requirements of the Internal Revenue Code, or (c) the subadviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Each Investment Advisory Agreement for Subadviser provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the subadvisory agreement and (b) the adviser's breach of any duty or warranty under the agreement or any inaccurate representation. However, the subadvisory agreement does not indemnify the subadviser from liability for its own willful misfeasance, bad faith or negligence in the performance of its duties or reckless disregard of such duties.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant's investment adviser, Sun Capital Advisers, Inc., (File No. 801-39938) and the subadvisers to certain of its series, Wellington Management Company LLP (File No. 801-15908), OpCap Advisors (File No. 801-27180), Davis Selected Advisers, L.P. (File No. 801-31648), INVESCO Funds Group, Inc. (File No. 801-1569), Neuberger Berman Management, Inc. (File No.801-8259), and Fred Alger Management, Inc. (File No. 801-106750). The following sections of the Forms ADV of Sun Capital Advisers, Inc., Wellington Management Company LLP, OpCap

Advisors, Davis Selected Advisers, L.P., INVESCO Funds Group, Inc., Neuberger Berman Management, Inc., and Fred Alger Management, Inc. are incorporated herein by reference:

     (a)  Items 1 and 2 of Part II; and

     (b)  Item 6, Business Background, of each Schedule D.

Item 27. PRINCIPAL UNDERWRITERS

None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109, OpCap Advisors at 1345 Avenue of the Americas, New York, New York, 10105-4800, Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, INVESCO Funds Group, Inc. 25 Upton Drive, Wilmington, Massachusetts 01887, Neuberger Berman Management, Inc., 605 Third Ave., New York, New York 10158, or Fred Alger Management, Inc., 111 Fifth Avenue
- 2nd Floor, New York, NY 1003. Records relating to the duties of the Registrant's custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. MANAGEMENT SERVICES

Not applicable.

Item 30. UNDERTAKINGS

Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 8 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 29th day of November, 2001.

                                                 SUN CAPITAL ADVISERS TRUST


                                                 By: /s/ James M.A. Anderson
                                                     -----------------------
                                                         James M.A. Anderson
                                                         Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 8 has been signed below by the following persons in the capacities and on the dates indicated.

            Signatures                      Title                    Date
            ----------                      -----                    ----


       /s/ C. James Prieur*        Trustee                    November 29, 2001
       --------------------
           C. James Prieur

       /s/ James M. A. Anderson    Chief Executive Offier     November 29, 2001
       ------------------------    and Trustee
           James M.A. Anderson

       /s/ James F. Alban          Chief Financial Officer    November 29, 2001
       ------------------
           James F. Alban

       /s/ Graham E. Jones*        Trustee                    November 29, 2001
       --------------------
           Graham E. Jones

       /s/ Anthony C. Paddock*     Trustee                    November 29, 2001
       -----------------------
           Anthony C. Paddock

       /s/ William N. Searcy*      Trustee                    November 29, 2001
       ----------------------
           Willaim N. Searcy


       By: /s/ James M.A. Anderson
          ------------------------
            James M.A. Anderson
            Power of Attorney

                                 Exhibit Index


Exhibit                             Exhibit
Number

(d)(32) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Equity Fund

(d)(33) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth Fund

(d)(34) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth & Income Fund

(d)(35) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Small Capitalization Fund

(d)(36) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth Fund

(d)(37) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Income & Growth Fund

(d)(38) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Small Capitalization Fund

(p)(8)         Code of Ethics of Fred Alger Management, Inc.